Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 22,491,201	$ 14,499,918
Investments in U.S. Treasury notes	94,225,272	92,248,350
Total investments in U.S. Treasury notes	116,716,473	106,748,268
Short-term Money Market Fund	9,422,026	18,740,245
Net unrealized appreciation on open futures and forward currency contracts	2,817,580	1,396,471
Net unrealized depreciation on open futures and forward currency contracts	(81,257)	(355,846)
Total net unrealized appreciation on open futures and forward currency contracts	2,736,323	1,040,625
Total financial assets at fair value	128,874,822	126,529,138
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,714,325	1,362,668
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	971,559	392,983
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	218,404	(132,128)
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(186,905)	564,508
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(52,200)	21,360
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	362,701	(325,106)
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(20,342)	288,037
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	421,108	553,014
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,021,998	(322,043)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	116,716,473	106,748,268
Short-term Money Market Fund	9,422,026	18,740,245
Total net unrealized appreciation on open futures and forward currency contracts	1,714,325	1,362,668
Total financial assets at fair value	127,852,824	126,851,181
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,714,325	1,362,668
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	971,559	392,983
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	218,404	(132,128)
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(186,905)	564,508
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(52,200)	21,360
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	362,701	(325,106)
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(20,342)	288,037
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	421,108	553,014
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,021,998	(322,043)
Total financial assets at fair value	1,021,998	(322,043)
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	$ 1,021,998	$ (322,043)